Commitments and Contingencies - Operating Leases (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Leased Assets [Line Items]
Expense on recognition of a cease use liability	$ 800		$ 800
Operating leases future minimum lease obligations
2021(for remaining three months)	1,550		1,550
2021					$ 5,458
2022	5,347		5,347		4,004
2023	4,880		4,880		3,461
2024	1,015		1,015		242
2025	981		981
2026	368		368
Thereafter	76		76
Total	14,217		14,217		13,165
Office
Operating Leased Assets [Line Items]
Rent expense					5,900	$ 4,500	$ 3,300
Data center
Operating Leased Assets [Line Items]
Rent expense					$ 1,100	$ 1,500	$ 1,400
Office and data center
Operating Leased Assets [Line Items]
Rent expense	$ 1,500	$ 1,800	$ 3,900	$ 5,300